RehabCare Acquisition - Additional Information (Details) (USD $) Share data in Thousands, except Per Share data, unless otherwise specified	12 Months Ended						3 Months Ended	12 Months Ended						0 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2011 Customer Relationships	Dec. 31, 2011 Kindreds Credit Facilities	Dec. 31, 2011 Rehabcare Credit Facilities	Dec. 31, 2012 Skilled Nursing Rehabilitation Services	Dec. 31, 2012 Skilled Nursing Rehabilitation Services	Dec. 31, 2011 Skilled Nursing Rehabilitation Services	Jun. 30, 2011 Skilled Nursing Rehabilitation Services	Dec. 31, 2013 Hospital Rehabilitation Services	Dec. 31, 2012 Hospital Rehabilitation Services	Dec. 31, 2011 Hospital Rehabilitation Services	Jun. 01, 2011 Rehabcare Group Inc	Dec. 31, 2011 Rehabcare Group Inc	Dec. 31, 2011 Rehabcare Group Inc Senior Notes	Dec. 31, 2011 Rehabcare Group Inc Skilled Nursing Rehabilitation Services	Dec. 31, 2011 Rehabcare Group Inc Hospital Division	Dec. 31, 2011 Rehabcare Group Inc Hospital Rehabilitation Services
Business Acquisition [Line Items]
Business acquisition, common stock conversion ratio														0.471
Business acquisition, cash consideration per share														$ 26
Shares issued in connection with the RehabCare Merger (in shares)														12,000
Business acquisition, purchase price														$ 962,800,000
Business acquisition, cash paid														662,400,000
Business acquisition, fair value of common shares issued														300,400,000
Long-term debt assumed														355,700,000	355,650,000
Long-term debt, refinanced														345,400,000
Financing costs	1,666,000	1,465,000	9,098,000												13,800,000
Transaction costs															31,300,000
Severance costs															16,800,000
Payment for early termination of lease															1,800,000
Impairment of goodwill	76,082,000	107,899,000					107,900,000	107,899,000	46,000,000
Goodwill	992,102,000	1,041,266,000	1,084,655,000						107,026,000	153,900,000	173,334,000	168,019,000	167,753,000		852,888,000		150,500,000	534,400,000	168,000,000
Debt instrument, maturity year																2019
Proceeds from issuance of senior unsecured notes			550,000,000													550,000,000
Line of credit facility repaid					390,000,000	345,400,000
Aggregate incremental capacity of line of credit facility	200,000,000		200,000,000
Annual interest cost basis points			1.00%
Payment of lender fees related to debt issuance			46,200,000
Payment of other financing cost			13,100,000
Purchase price allocation															962,808,000
Gross contractual accounts receivable															257,800,000
Contractual accounts receivable estimated to be uncollectable															16,400,000
Weighted average life (in years)				13 years
Costs included in unaudited pro forma financial data															86,500,000
Operating income associated with merger															40,700,000
Revenues associated with merger															$ 697,000,000